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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd, Hauppauge, New York 11788

  (Address of principal executive offices)  (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  January 31, March 31, April 30, May 31, June 30, July 31, September 30 & December 31

Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Fund Trust

By (Signature and Title)*    /s/ Andrew B. Rogers

     Andrew B. Rogers, President

Date 8/26/2011

* Print the name and title of each signing officer under his or her signature.

Registrant: NORTHERN LIGHTS FUND TRUST - LACERTE GUARDIAN FUND								Item 1, Exhibit 51
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Lacerte Guardian Fund has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS FUND TRUST - LEADER SHORT-TERM BOND FUND									Item 1, Exhibit 52
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Leader Short-Term Bond Fund has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - LEADER TOTAL RETURN FUND									Item 1, Exhibit 53
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Leader Total Return Fund has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - Mosaic Managed Futures Strategy Fund									Item 1, Exhibit 54
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Mosaic Managed Futures Strategy Fund has not commenced operations prior to June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - MUTUALHEDGE EQUITY LONG-SHORT LEGENDS FUND									Item 1, Exhibit 55
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - MutualHedge Equity Long-Short Legends Fund has not commenced operations prior to June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - MUTUALHEDGE EVENT DRIVEN LEGENDS FUND									Item 1, Exhibit 56
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - MutualHedge Event Driven Legends Fund has not commenced operations prior to June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - MUTUALHEDGE FRONTIER LEGENDS FUND									Item 1, Exhibit 57
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - MutualHedge Frontier Legends Fund has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS FUND TRUST - Navigator Equity Hedged Fund									Item 1, Exhibit 58
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Navigator Equity Hedged Fund has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL CORE EQUITY FUND									Item 1, Exhibit 59
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Pacific Financial Core Equity Fund has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL EXPLORER FUND									Item 1, Exhibit 60
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Pacific Financial Explorer Fund has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL INTERNATIONAL FUND									Item 1, Exhibit 61
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Pacific Financial International Fund has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND									Item 1, Exhibit 62
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Pacific Financial Strategic Conservative Fund has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL TACTICAL FUND									Item 1, Exhibit 63
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Pacific Financial Tactical Fund has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS FUND TRUST - PALANTIR FUND	Item 1, Exhibit 64
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Pengrowth Energy Trust		706902509	December 16, 2010	1

TO CONSIDER PURSUANT TO AN ORDER (THE "INTERIM ORDER") OF THE COURT OF QUEEN'S BENCH OF ALBERTA AND, IF THOUGHT ADVISABLE, TO PASS, WITH OR WITHOUT VARIATION, A SPECIAL RESOLUTION (THE "ARRANGEMENT RESOLUTION"), THE FULL TEXT OF WHICH IS SET FORTH IN APPENDIX "C" TO THE ACCOMPANYING INFORMATION CIRCULAR AND PROXY STATEMENT OF PENGROWTH ENERGY TRUST DATED NOVEMBER 5, 2010, TO APPROVE A PLAN OF ARRANGEMENT UNDER SECTION 193 OF THE BUSINESS CORPORATIONS ACT (ALBERTA) (THE "ARRANGEMENT"), ALL AS MORE PARTICULARLY DESCRIBED IN THE INFORMATION CIRCULAR.

						Mgmt	Y	For	For

Registrant: NORTHERN LIGHTS FUND TRUST - Peregrine Gold Silver Alpha Strategy Fund									Item 1, Exhibit 65
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Peregrine Gold Silver Alpha Strategy Fund has not commenced operations prior to June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - Power Income Fund									Item 1, Exhibit 66
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Power Income Fund has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS FUND TRUST - Princeton Futures Strategy Fund									Item 1, Exhibit 67
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Princeton Futures Strategy Fund has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - PSI Market Neutral Fund									Item 1, Exhibit 68
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	KLA-Tencor	KLAC	482480-SMH	Annual; 11/03/2010	1	Director: 1) Edward W. Barnholt; 2) Emiko Higashi; 3) Stephen P. Kaufman; 4) Richard P. Wallace	MGMT	Y	For	For
2	KLA-Tencor	KLAC	482480-SMH	Annual; 11/03/2010	2	To ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending June 30, 2011.	MGMT	Y	For	For
3	Maxim Integrated Products, Inc.	MXIM	57772K-SMH	Annual; 11/09/2010	1	Director: 1) Tunc Doluca; 2) B. Kipling Hagopian; 3) James R. Bergman; 4) Joseph R. Bronson; 5) Robert E. Grady; 6) William D. Watkins; 7) A.R. Frank Wazzan	MGMT	Y	For	For
4	Maxim Integrated Products, Inc.	MXIM	57772K-SMH	Annual; 11/09/2010	2	To ratify the appointment of Deloitte & Touche LLP as Maxim's independent registered public accounting firm for the fiscal year ending June 25, 2011.	MGMT	Y	For	For
5	Maxim Integrated Products, Inc.	MXIM	57772K-SMH	Annual; 11/09/2010	3	To ratify and approve an amendment to Maxim's 2008 employee stock purchase plan to increase the number of shares available for issuance thereunder by 2,000,000 shares.	MGMT	Y	For	For
6	Maxim Integrated Products, Inc.	MXIM	57772K-SMH	Annual; 11/09/2010	4	To ratify and approve an amendment to Maxim's amended and restated 1996 stock incentive plan to increase the number of shares available for issuance thereunder by 7,000,000 shares.	MGMT	Y	For	For
7	Texas Instruments Inc.	TXN	882508-SMH	Annual; 04/21/2011	1

Election of Directors: Nominees: 1a. R.W. Babb, Jr.; 1b. D.A. Carp; 1c. C.S. Cox; 1d. S.P. MacMillan; 1e. P.H. Patsley; 1f. R.E. Sanchez; 1g. W.R. Sanders; 1h. R.J. Simmons; 1i. R.K. Templeton; 1j. C.T. Whitman.

							MGMT	Y	For	For
8	Texas Instruments Inc.	TXN	882508-SMH	Annual; 04/21/2011	2	Board proposal regarding an advisory vote on named executive compensation.	MGMT	Y	For	For
9	Texas Instruments Inc.	TXN	882508-SMH	Annual; 04/21/2011	3	Board proposal regarding an advisory vote on the frequency of future advisory votes on named executive officer compensation.	MGMT	Y	For	For
10	Texas Instruments Inc.	TXN	882508-SMH	Annual; 04/21/2011	4	Board proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2011.	MGMT	Y	For	For
11	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	1

Election of Directors: Nominees: 01 Larry D. Brady; 02 Clarence P. Cazalot; 03 Chad C. Deaton; 04 Anthony G. Fernandes; 05 Claire W. Gargalli; 06 Pierre H. Jungels; 07 James A. Lash; 08 J. Larry Nichols; 09 H. John Riley, Jr.; 10 James W. Stewart; 11 Charles L. Watson.

							MGMT	Y	For	For
12	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	2	Ratification of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year 2011.	MGMT	Y	For	For
13	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	3	Proposal to reapprove the performance criteria for awards under the Annual Incentive Compensation Plan, as required by Section 162(m) of the Internal Revenue Code.	MGMT	Y	For	For
14	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	4	Proposal to approve the advisory (non-binding) resolution relating to executive compensation.	MGMT	Y	For	For
15	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	5	Proposal to approve the advisory (non-binding) resolution relating to the executive compensation frequency stockholder vote.	MGMT	Y	For	For
16	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	6	Stockholder proposal regarding majority vote standard for director elections.	MGMT	Y	For	Against
17	Rowan Companies, Inc.	RDC	779382-OIH	Annual; 04/28/2011	1	Election of Directors: Nominees: 01 R.G. Croyle; 02 Lord Moynihan; 03 W. Matt Ralls; 04 John J. Quicke.	MGMT	Y	For	For
18	Rowan Companies, Inc.	RDC	779382-OIH	Annual; 04/28/2011	2	Ratify appointment of Deloitte & Touche LLP as independent auditors.	MGMT	Y	For	For
19	Rowan Companies, Inc.	RDC	779382-OIH	Annual; 04/28/2011	3	To approve, by non-binding vote, executive compensation.	MGMT	Y	For	For
20	Rowan Companies, Inc.	RDC	779382-OIH	Annual; 04/28/2011	4	To recommend, by non-binding vote, the frequency of executive compensation votes.	MGMT	Y	For	For
21	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	1

Election of Directors: 1A Bruce L. Claflin; 1B W. Michael Barnes; 1C John E. Caldwell; 1D Henry WK  Chow; 1E Craig A. Conway; 1F Nicholas M. Donofrio; 1G H. Paulett Eberhart; 1H Waleed Al Muhairi; 1i Robert B. Palmer

							MGMT	Y	For	For
22	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	2	Ratification of appointment of Ernst & Young LLP as AMD's independent registered public accounting firm for the current fiscal year.	MGMT	Y	For	For
23	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	3	Approval of the 2011 Executive Incentive Plan.	MGMT	Y	For	For
24	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	4	Approval, on a non-binding advisory basis, of the compensation of our named executive officers ("say-on-pay").	MGMT	Y	For	For
25	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	5	Approval, on a non-binding advisory basis, of the frequency of say-on-pay.	MGMT	Y	For	For
26	Amkor Technology, Inc.	AMKR	031652-SMH	Annual; 05/03/2011	1	Directors: 01 James J. Kim; 02 Kenneth T. Joyce; 03 Roger A. Carolin; 04 Winston J. Churchill; 05 John T. Kim; 06 John F. Osborne; 07 Dong Hyun Park; 08 James W. Zug.	MGMT	Y	For	For
27	Amkor Technology, Inc.	AMKR	031652-SMH	Annual; 05/03/2011	2	Advisory vote on the compensation of our named executive officers.	MGMT	Y	For	For
28	Amkor Technology, Inc.	AMKR	031652-SMH	Annual; 05/03/2011	3	Advisory vote on the frequency of future advisory votes on named executive officer compensation.	MGMT	Y	For	For
29	Amkor Technology, Inc.	AMKR	031652-SMH	Annual; 05/03/2011	4	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the year ending December 31, 2011.	MGMT	Y	For	For
30	Broadcom Corporation	BRCM	111320-SMH	Annual; 05/05/2011	1

To elect the following persons to serve on the Company's Board of Directors until the next annual meeting of shareholders and/or until their successors are duly elected and qualified: Nominees: 1) Nancy H. Handel; 2) Eddy W. Hartenstein; 3) Maria Klawe, Ph.D.; 4) John E. Major; 5) Scott A. McGregor; 6) William T. Morrow; 7) Henry Samueli, Ph.D.; 8) John A.C. Swainson;  9) Robert E. Switz

							MGMT	Y	For	For
31	Broadcom Corporation	BRCM	111320-SMH	Annual: 05/05/2011	2	To approve the compensation of the Company's named executive officers in the proxy statement.	MGMT	Y	For	For
32	Broadcom Corporation	BRCM	111320-SMH	Annual; 05/05/2011	3	To recommend conduction an advisory vote on executive compensation every one, two or three years.	MGMT	Y	For	For
33	Broadcom Corporation	BRCM	111320-SMH	Annual: 05/05/2011	4	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2011.	MGMT	Y	For	For
34	Broadcom Corporation	BRCM	111320-SMH	Annual; 05/05/2011	5	In accordance with the discretion of the proxy holders, to transact such other business as may properly come before the Annual Meeting or any adjounment(s) or postponement(s) thereof.	MGMT	Y	For	For
35	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	1	Election of Directors: Nominees: 1a. John P. Daane; 1b. Robert J. Finocchio, Jr.; 1c. Kevin McGarity; 1d. T. Michael Nevens; 1e. Krish A. Prabhu; 1f. John Shoemaker; 1g. Susan Wang.	MGMT	Y	For	For
36	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	2	To approve an amendment to the 2005 Equity Incentive Plan to increase by 10,000,000 the number of shares of common stock reserved to issuance under the plan.	MGMT	Y	For	For
37	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	3	To approve an amendment to the 1987 Employee Stock Purchase Plan to increase by 1,000,000 the number of shares of common stock reserved for issuance under the plan.	MGMT	Y	For	For
38	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	4	To approve an amendment to our Amended and Restated Certificate of Incorporation to eliminate supermajority voting.	MGMT	Y	For	For
39	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	5	To approve an amendment to our Amended and Restated Certificate of Incorporation to add a forum selection clause.	MGMT	Y	For	For
40	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	6	To approve an amendment to our By-Laws to provide that stockholders holding over 20% of our shares may call a special meeting of stockholders.	MGMT	Y	For	For
41	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	7	To approve, by non-binding vote, executive compensation.	MGMT	Y	For	For
42	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	8	To recommend, by non-binding vote, the frequency of executive compensation votes.	MGMT	Y	For	For
43	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	9	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	MGMT	Y	For	For
44	LSI Corporation	LSI	502161-SMH	Annual; 05/11/2011	1

The election of directors. The nominees are: 1a. Charles A. Haggerty; 1b. Richard S. Hill; 1c. John H.F. Miner; 1d. Arun Netravali; 1e. Charles C. Pope; 1f. Gregorio Reyes; 1g. Michael G. Strachan; 1h. Abhijit Y. Talwalkar; 1i. Susan M. Whitney.

							MGMT	Y	For	For
45	LSI Corporation	LSI	502161-SMH	Annual; 05/11/2011	2	To ratify the Audit Committee's selection of PricewaterhouseCoopers LLP as our independent auditors for 2011	MGMT	Y	For	For
46	LSI Corporation	LSI	502161-SMH	Annual; 05/11/2011	3	To approve, in an advisory vote, our executive compensation.	MGMT	Y	For	For
47	LSI Corporation	LSI	502161-SMH	Annual; 05/11/2011	4	To recommend, in an advisory vote, the frequency of future advisory votes on executive compensation.	MGMT	Y	For	For
48	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	1	Election of Directors: Nominees: 01. Steven Laub; 02.Tsung-Ching Wu; 03. David Sugishita; 04. Papken Der Torossian; 05. Jack L. Saltich; 06. Charles Carinalli; 07. Dr. Edward Ross.	MGMT	Y	For	For
49	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	2	To approve an amendment and restatement of our 2005 Stock Plan.	MGMT	Y	For	For
50	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	MGMT	Y	For	For
51	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	4	To approve, in an advisory vote, our executive compensation.	MGMT	Y	For	For
52	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	5	To determine, in an advisory vote, the frequency of holding future advisory votes on executive compensation.	MGMT	Y	For	For
53	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	1

Election of Directors: Nominees: 1a. Charlene Barshefsky; 1b. Susan L. Decker; 1c. John J. Donahoe; 1d. Reed E. Hundt; 1e. Paul S. Otellini; 1f. James D. Plummer; 1g. David S. Pottruck; 1h. Jane E. Shaw; 1i. Frank D. Yeary; 1j. David B. Yoffie.

							MGMT	Y	For	For
54	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year.	MGMT	Y	For	For
55	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	3	Amendment and extension of the 2006 Equity Incentive Plan.	MGMT	Y	For	For
56	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	4	Amendment and extension of the 2006 Stock Purchase Plan.	MGMT	Y	For	For
57	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	5	Advisory vote on executive compensation.	MGMT	Y	For	For
58	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	6	Advisory vote on the frequency of holding future advisory votes on executive compensation.	MGMT	Y	For	For
59	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	1	An ordinary resolution to re-elect J. Roderick Clark as a Class III Director of Ensco plc for a term to expire at the annual general meeting of shareholders to be held in 2014.	MGMT	Y	For	For
60	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	2	An ordinary resolution to re-elect Daniel W. Rabun as a Class III Director of Ensco plc for a term to expire at the annual general meeting of shareholders to be held in 2014.	MGMT	Y	For	For
61	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	3	An ordinary resolution to re-elect Keith O. Rattie as a Class III Director of Ensco plc for a term to expire at the annual general meeting of shareholders to be held in 2014.	MGMT	Y	For	For
62	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	4	An ordinary resolution to ratify the Audit Committee's appointment of KPMG LLP as our U.S. independent registered public accounting firm for 2011.	MGMT	Y	For	For
63	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	5

An ordinary resolution to re-appoint KPMG Audit Plc as our U.K. statutory auditors under Companies Act 2006 (to hold office until the conclusion of the next annual general meeting at which accounts are laid before the Company).

							MGMT	Y	For	For
64	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	6	An ordinary resolution to authorize the Audit Committee to determine our U.K. statutory auditors' remuneration.	MGMT	Y	For	For
65	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	7

A special resolution regarding the payment of Historic Dividends to shareholders to ratify and confirm the entry in the U.K. statutory accounts of Ensco plc for the year ended 31 December 2010 whereby distributable profits have been appropriated to the payment of Historic Dividends on 18 June 2010, 17 September 2010 and 17 December 2010.

							MGMT	Y	For	For
66	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	8

A special resolution regarding the payment of Historic Dividends to shareholders to release any and all claims that Ensco plc may have against shareholders of record or ADS holders in respect of the Historic Dividends and to authorize an associated deed of release.

							MGMT	Y	For	For
67	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	9

A special resolution regarding the payment of Historic Dividends to shareholders to release any and all claims that Ensco plc may have against its directors with respect to the payment of the Historic Dividends and to enter into an associated deed of release.

							MGMT	Y	For	For
68	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	10	A non-binding advisory vote to approve the compensation of our named executive officers.	MGMT	Y	For	For
69	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	11	A non-binding advisory vote to conduct the non-binding advisory shareholder votes on compensation of our named executive officers every year, two years or three years.	MGMT	Y	For	For
70	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	1

Approval of the 2010 Annual Report, the Consolidated Financial Statements of Weatherford International Ltd. For the year ended December 31, 2010 and the Statutory Financial Statements of Weatherford International Ltd. For the year ended December 31, 2010.

							MGMT	Y	For	For
71	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	2	Discharge of the Board of Directors and executive officers from liability for actions or omissions during the year ended December 31, 2010.	MGMT	Y	For	For
72	Weatherford International LTD	WFT	H27013-OIH	Annual; 05/25/2011	3

Election of the following Nominees as Directors, as set forth in the Proxy Statement: Nominees: 3a. Bernard J. Duroc-Danner; 3b. Samuel W. Bodman, III; 3c. Nicholas F. Brady; 3d. David J. Butters; 3e. William E Macaulay; 3f. Robert B Millard; 3g. Robert K Moses, Jr.; 3h. Guillermo Ortiz; 3i. Emyr Jones Parry; 3j. Robert A. Rayne.

							MGMT	Y	For	For
73	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	4

Appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2011 and the re-election of Ernst & Young Ltd. Zurich as statutory auditor for year ending December 31, 2011.

							MGMT	Y	For	For
74	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	5	Approval of an advisory resolution regarding executive compensation.	MGMT	Y	For	For
75	Weatherford International LTD	WFT	H27013-OIH	Annual; 05/25/2011	6	Advisory vote on the frequency of holding future advisory votes on executive compensation.	MGMT	Y	For	For
76	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	7	To consider and vote upon any other matter which may properly come before the meeting or any adjournment(s) or postponement(s) thereof in accordance with the proposals of the Board of Directors.	MGMT	Y	For	For
77	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	1

Election of Directors: Nominees: 01) Michael Marks; 02) Kevin DeNuccio; 03) Irwin Federman; 04) Steven J. Gomo; 05) Eddy W. Hartenstein; 06) Dr. Chenming Hu; 07) Catherine P. Lego; 08) Sanjay Mehrotra.

							MGMT	Y	For	For
78	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	2	To ratify the appoint of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending January 1, 2012.	MGMT	Y	For	For
79	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	3	To approve amendments to the SanDisk Corporation 2005 Incentive Plan.	MGMT	Y	For	For
80	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	4	To approve amendments to the SanDisk Corporation 2005 Employee Stock Purchase Plan.	MGMT	Y	For	For
81	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	5	To approve an advisory resolution on Named Executive Officer compensation.	MGMT	Y	For	For
82	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	6	To conduct an advisory vote on the frequency of future advisory votes on Named Executive Officer compensation.	MGMT	Y	For	For
83	Tidewater, Inc.	TDW	886423-OIH	Annual; 07/14/2011	1

Director: 1) M. Jay Allison; 2) James C. Day; 3) Richard T. Du Moulin; 4) Morris E. Foster; 5) J. Wayne Leonard; 6) Jon C. Madonna; 7) Joseph H. Netherland; 8) Richard A. Pattarozzi; 9) Nicholas J. Sutton; 10) Cindy B. Taylor; 11) Dean E. Taylor; 12) Jack E. Thompson.

							MGMT	Y	For	For
84	Tidewater, Inc.	TDW	886423-OIH	Annual; 07/14/2011	2	Say on pay vote - an advisory vote to approve executive compensation (as disclosed in the proxy statement).	MGMT	Y	For	For
85	Tidewater, Inc.	TDW	886423-OIH	Annual; 07/14/2011	3	Frequency vote - an advisory vote on how often the company should hold the say on pay vote.	MGMT	Y	For	For
86	Tidewater, Inc.	TDW	886423-OIH	Annual; 07/14/2011	4	Ratification of the selection of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending March 31, 2012.	MGMT	Y	For	For

Registrant: NORTHERN LIGHTS FUND TRUST - PSI Strategic Growth Fund									Item 1, Exhibit 69
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - PSI Strategic Growth Fund has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - PSI Tactical Growth Fund									Item 1, Exhibit 70
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	KLA-Tencor	KLAC	482480-SMH	Annual; 11/03/2010	1	Director: 1) Edward W. Barnholt; 2) Emiko Higashi; 3) Stephen P. Kaufman; 4) Richard P. Wallace	MGMT	Y	For	For
2	KLA-Tencor	KLAC	482480-SMH	Annual; 11/03/2010	2	To ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending June 30, 2011.	MGMT	Y	For	For
3	Maxim Integrated Products, Inc.	MXIM	57772K-SMH	Annual; 11/09/2010	1	Director: 1) Tunc Doluca; 2) B. Kipling Hagopian; 3) James R. Bergman; 4) Joseph R. Bronson; 5) Robert E. Grady; 6) William D. Watkins; 7) A.R. Frank Wazzan	MGMT	Y	For	For
4	Maxim Integrated Products, Inc.	MXIM	57772K-SMH	Annual; 11/09/2010	2	To ratify the appointment of Deloitte & Touche LLP as Maxim's independent registered public accounting firm for the fiscal year ending June 25, 2011.	MGMT	Y	For	For
5	Maxim Integrated Products, Inc.	MXIM	57772K-SMH	Annual; 11/09/2010	3	To ratify and approve an amendment to Maxim's 2008 employee stock purchase plan to increase the number of shares available for issuance thereunder by 2,000,000 shares.	MGMT	Y	For	For
6	Maxim Integrated Products, Inc.	MXIM	57772K-SMH	Annual; 11/09/2010	4	To ratify and approve an amendment to Maxim's amended and restated 1996 stock incentive plan to increase the number of shares available for issuance thereunder by 7,000,000 shares.	MGMT	Y	For	For
7	Texas Instruments Inc.	TXN	882508-SMH	Annual; 04/21/2011	1

Election of Directors: Nominees: 1a. R.W. Babb, Jr.; 1b. D.A. Carp; 1c. C.S. Cox; 1d. S.P. MacMillan; 1e. P.H. Patsley; 1f. R.E. Sanchez; 1g. W.R. Sanders; 1h. R.J. Simmons; 1i. R.K. Templeton; 1j. C.T. Whitman.

							MGMT	Y	For	For
8	Texas Instruments Inc.	TXN	882508-SMH	Annual; 04/21/2011	2	Board proposal regarding an advisory vote on named executive compensation.	MGMT	Y	For	For
9	Texas Instruments Inc.	TXN	882508-SMH	Annual; 04/21/2011	3	Board proposal regarding an advisory vote on the frequency of future advisory votes on named executive officer compensation.	MGMT	Y	For	For
10	Texas Instruments Inc.	TXN	882508-SMH	Annual; 04/21/2011	4	Board proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2011.	MGMT	Y	For	For
11	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	1

Election of Directors: Nominees: 01 Larry D. Brady; 02 Clarence P. Cazalot; 03 Chad C. Deaton; 04 Anthony G. Fernandes; 05 Claire W. Gargalli; 06 Pierre H. Jungels; 07 James A. Lash; 08 J. Larry Nichols; 09 H. John Riley, Jr.; 10 James W. Stewart; 11 Charles L. Watson.

							MGMT	Y	For	For
12	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	2	Ratification of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year 2011.	MGMT	Y	For	For
13	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	3	Proposal to reapprove the performance criteria for awards under the Annual Incentive Compensation Plan, as required by Section 162(m) of the Internal Revenue Code.	MGMT	Y	For	For
14	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	4	Proposal to approve the advisory (non-binding) resolution relating to executive compensation.	MGMT	Y	For	For
15	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	5	Proposal to approve the advisory (non-binding) resolution relating to the executive compensation frequency stockholder vote.	MGMT	Y	For	For
16	Baker Hughes, Inc.	BHI	057224-OIH	Annual; 04/28/2011	6	Stockholder proposal regarding majority vote standard for director elections.	MGMT	Y	For	Against
17	Rowan Companies, Inc.	RDC	779382-OIH	Annual; 04/28/2011	1	Election of Directors: Nominees: 01 R.G. Croyle; 02 Lord Moynihan; 03 W. Matt Ralls; 04 John J. Quicke.	MGMT	Y	For	For
18	Rowan Companies, Inc.	RDC	779382-OIH	Annual; 04/28/2011	2	Ratify appointment of Deloitte & Touche LLP as independent auditors.	MGMT	Y	For	For
19	Rowan Companies, Inc.	RDC	779382-OIH	Annual; 04/28/2011	3	To approve, by non-binding vote, executive compensation.	MGMT	Y	For	For
20	Rowan Companies, Inc.	RDC	779382-OIH	Annual; 04/28/2011	4	To recommend, by non-binding vote, the frequency of executive compensation votes.	MGMT	Y	For	For
21	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	1

Election of Directors: 1A Bruce L. Claflin; 1B W. Michael Barnes; 1C John E. Caldwell; 1D Henry WK  Chow; 1E Craig A. Conway; 1F Nicholas M. Donofrio; 1G H. Paulett Eberhart; 1H Waleed Al Muhairi; 1i Robert B. Palmer

							MGMT	Y	For	For
22	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	2	Ratification of appointment of Ernst & Young LLP as AMD's independent registered public accounting firm for the current fiscal year.	MGMT	Y	For	For
23	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	3	Approval of the 2011 Executive Incentive Plan.	MGMT	Y	For	For
24	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	4	Approval, on a non-binding advisory basis, of the compensation of our named executive officers ("say-on-pay").	MGMT	Y	For	For
25	Advanced Micro Devices, Inc.	AMD	007903-SMH	Annual; 05/03/2011	5	Approval, on a non-binding advisory basis, of the frequency of say-on-pay.	MGMT	Y	For	For
26	Amkor Technology, Inc.	AMKR	031652-SMH	Annual; 05/03/2011	1	Directors: 01 James J. Kim; 02 Kenneth T. Joyce; 03 Roger A. Carolin; 04 Winston J. Churchill; 05 John T. Kim; 06 John F. Osborne; 07 Dong Hyun Park; 08 James W. Zug.	MGMT	Y	For	For
27	Amkor Technology, Inc.	AMKR	031652-SMH	Annual; 05/03/2011	2	Advisory vote on the compensation of our named executive officers.	MGMT	Y	For	For
28	Amkor Technology, Inc.	AMKR	031652-SMH	Annual; 05/03/2011	3	Advisory vote on the frequency of future advisory votes on named executive officer compensation.	MGMT	Y	For	For
29	Amkor Technology, Inc.	AMKR	031652-SMH	Annual; 05/03/2011	4	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the year ending December 31, 2011.	MGMT	Y	For	For
30	Broadcom Corporation	BRCM	111320-SMH	Annual; 05/05/2011	1

To elect the following persons to serve on the Company's Board of Directors until the next annual meeting of shareholders and/or until their successors are duly elected and qualified: Nominees: 1) Nancy H. Handel; 2) Eddy W. Hartenstein; 3) Maria Klawe, Ph.D.; 4) John E. Major; 5) Scott A. McGregor; 6) William T. Morrow; 7) Henry Samueli, Ph.D.; 8) John A.C. Swainson;  9) Robert E. Switz

							MGMT	Y	For	For
31	Broadcom Corporation	BRCM	111320-SMH	Annual: 05/05/2011	2	To approve the compensation of the Company's named executive officers in the proxy statement.	MGMT	Y	For	For
32	Broadcom Corporation	BRCM	111320-SMH	Annual; 05/05/2011	3	To recommend conduction an advisory vote on executive compensation every one, two or three years.	MGMT	Y	For	For
33	Broadcom Corporation	BRCM	111320-SMH	Annual: 05/05/2011	4	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2011.	MGMT	Y	For	For
34	Broadcom Corporation	BRCM	111320-SMH	Annual; 05/05/2011	5	In accordance with the discretion of the proxy holders, to transact such other business as may properly come before the Annual Meeting or any adjounment(s) or postponement(s) thereof.	MGMT	Y	For	For
35	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	1	Election of Directors: Nominees: 1a. John P. Daane; 1b. Robert J. Finocchio, Jr.; 1c. Kevin McGarity; 1d. T. Michael Nevens; 1e. Krish A. Prabhu; 1f. John Shoemaker; 1g. Susan Wang.	MGMT	Y	For	For
36	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	2	To approve an amendment to the 2005 Equity Incentive Plan to increase by 10,000,000 the number of shares of common stock reserved to issuance under the plan.	MGMT	Y	For	For
37	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	3	To approve an amendment to the 1987 Employee Stock Purchase Plan to increase by 1,000,000 the number of shares of common stock reserved for issuance under the plan.	MGMT	Y	For	For
38	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	4	To approve an amendment to our Amended and Restated Certificate of Incorporation to eliminate supermajority voting.	MGMT	Y	For	For
39	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	5	To approve an amendment to our Amended and Restated Certificate of Incorporation to add a forum selection clause.	MGMT	Y	For	For
40	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	6	To approve an amendment to our By-Laws to provide that stockholders holding over 20% of our shares may call a special meeting of stockholders.	MGMT	Y	For	For
41	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	7	To approve, by non-binding vote, executive compensation.	MGMT	Y	For	For
42	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	8	To recommend, by non-binding vote, the frequency of executive compensation votes.	MGMT	Y	For	For
43	Altera Corporation	ALTR	021441-SMH	Annual; 05/10/2011	9	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	MGMT	Y	For	For
44	LSI Corporation	LSI	502161-SMH	Annual; 05/11/2011	1

The election of directors. The nominees are: 1a. Charles A. Haggerty; 1b. Richard S. Hill; 1c. John H.F. Miner; 1d. Arun Netravali; 1e. Charles C. Pope; 1f. Gregorio Reyes; 1g. Michael G. Strachan; 1h. Abhijit Y. Talwalkar; 1i. Susan M. Whitney.

							MGMT	Y	For	For
45	LSI Corporation	LSI	502161-SMH	Annual; 05/11/2011	2	To ratify the Audit Committee's selection of PricewaterhouseCoopers LLP as our independent auditors for 2011	MGMT	Y	For	For
46	LSI Corporation	LSI	502161-SMH	Annual; 05/11/2011	3	To approve, in an advisory vote, our executive compensation.	MGMT	Y	For	For
47	LSI Corporation	LSI	502161-SMH	Annual; 05/11/2011	4	To recommend, in an advisory vote, the frequency of future advisory votes on executive compensation.	MGMT	Y	For	For
48	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	1	Election of Directors: Nominees: 01. Steven Laub; 02.Tsung-Ching Wu; 03. David Sugishita; 04. Papken Der Torossian; 05. Jack L. Saltich; 06. Charles Carinalli; 07. Dr. Edward Ross.	MGMT	Y	For	For
49	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	2	To approve an amendment and restatement of our 2005 Stock Plan.	MGMT	Y	For	For
50	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	3	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	MGMT	Y	For	For
51	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	4	To approve, in an advisory vote, our executive compensation.	MGMT	Y	For	For
52	Atmel Corporation	ATML	049513-SMH	Annual; 05/18/2011	5	To determine, in an advisory vote, the frequency of holding future advisory votes on executive compensation.	MGMT	Y	For	For
53	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	1

Election of Directors: Nominees: 1a. Charlene Barshefsky; 1b. Susan L. Decker; 1c. John J. Donahoe; 1d. Reed E. Hundt; 1e. Paul S. Otellini; 1f. James D. Plummer; 1g. David S. Pottruck; 1h. Jane E. Shaw; 1i. Frank D. Yeary; 1j. David B. Yoffie.

							MGMT	Y	For	For
54	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year.	MGMT	Y	For	For
55	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	3	Amendment and extension of the 2006 Equity Incentive Plan.	MGMT	Y	For	For
56	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	4	Amendment and extension of the 2006 Stock Purchase Plan.	MGMT	Y	For	For
57	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	5	Advisory vote on executive compensation.	MGMT	Y	For	For
58	Intel Corporation	INTC	458140-SMH	Annual; 05/19/2011	6	Advisory vote on the frequency of holding future advisory votes on executive compensation.	MGMT	Y	For	For
59	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	1	An ordinary resolution to re-elect J. Roderick Clark as a Class III Director of Ensco plc for a term to expire at the annual general meeting of shareholders to be held in 2014.	MGMT	Y	For	For
60	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	2	An ordinary resolution to re-elect Daniel W. Rabun as a Class III Director of Ensco plc for a term to expire at the annual general meeting of shareholders to be held in 2014.	MGMT	Y	For	For
61	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	3	An ordinary resolution to re-elect Keith O. Rattie as a Class III Director of Ensco plc for a term to expire at the annual general meeting of shareholders to be held in 2014.	MGMT	Y	For	For
62	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	4	An ordinary resolution to ratify the Audit Committee's appointment of KPMG LLP as our U.S. independent registered public accounting firm for 2011.	MGMT	Y	For	For
63	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	5

An ordinary resolution to re-appoint KPMG Audit Plc as our U.K. statutory auditors under Companies Act 2006 (to hold office until the conclusion of the next annual general meeting at which accounts are laid before the Company).

							MGMT	Y	For	For
64	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	6	An ordinary resolution to authorize the Audit Committee to determine our U.K. statutory auditors' remuneration.	MGMT	Y	For	For
65	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	7

A special resolution regarding the payment of Historic Dividends to shareholders to ratify and confirm the entry in the U.K. statutory accounts of Ensco plc for the year ended 31 December 2010 whereby distributable profits have been appropriated to the payment of Historic Dividends on 18 June 2010, 17 September 2010 and 17 December 2010.

							MGMT	Y	For	For
66	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	8

A special resolution regarding the payment of Historic Dividends to shareholders to release any and all claims that Ensco plc may have against shareholders of record or ADS holders in respect of the Historic Dividends and to authorize an associated deed of release.

							MGMT	Y	For	For
67	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	9

A special resolution regarding the payment of Historic Dividends to shareholders to release any and all claims that Ensco plc may have against its directors with respect to the payment of the Historic Dividends and to enter into an associated deed of release.

							MGMT	Y	For	For
68	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	10	A non-binding advisory vote to approve the compensation of our named executive officers.	MGMT	Y	For	For
69	Ensco PLC	ESV	29358Q-OIH	Annual; 05/24/2011	11	A non-binding advisory vote to conduct the non-binding advisory shareholder votes on compensation of our named executive officers every year, two years or three years.	MGMT	Y	For	For
70	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	1

Approval of the 2010 Annual Report, the Consolidated Financial Statements of Weatherford International Ltd. For the year ended December 31, 2010 and the Statutory Financial Statements of Weatherford International Ltd. For the year ended December 31, 2010.

							MGMT	Y	For	For
71	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	2	Discharge of the Board of Directors and executive officers from liability for actions or omissions during the year ended December 31, 2010.	MGMT	Y	For	For
72	Weatherford International LTD	WFT	H27013-OIH	Annual; 05/25/2011	3

Election of the following Nominees as Directors, as set forth in the Proxy Statement: Nominees: 3a. Bernard J. Duroc-Danner; 3b. Samuel W. Bodman, III; 3c. Nicholas F. Brady; 3d. David J. Butters; 3e. William E Macaulay; 3f. Robert B Millard; 3g. Robert K Moses, Jr.; 3h. Guillermo Ortiz; 3i. Emyr Jones Parry; 3j. Robert A. Rayne.

							MGMT	Y	For	For
73	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	4

Appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 2011 and the re-election of Ernst & Young Ltd. Zurich as statutory auditor for year ending December 31, 2011.

							MGMT	Y	For	For
74	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	5	Approval of an advisory resolution regarding executive compensation.	MGMT	Y	For	For
75	Weatherford International LTD	WFT	H27013-OIH	Annual; 05/25/2011	6	Advisory vote on the frequency of holding future advisory votes on executive compensation.	MGMT	Y	For	For
76	Weatherford International LTD	WFT	H27013-OIH	Annual: 05/25/2011	7	To consider and vote upon any other matter which may properly come before the meeting or any adjournment(s) or postponement(s) thereof in accordance with the proposals of the Board of Directors.	MGMT	Y	For	For
77	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	1

Election of Directors: Nominees: 01) Michael Marks; 02) Kevin DeNuccio; 03) Irwin Federman; 04) Steven J. Gomo; 05) Eddy W. Hartenstein; 06) Dr. Chenming Hu; 07) Catherine P. Lego; 08) Sanjay Mehrotra.

							MGMT	Y	For	For
78	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	2	To ratify the appoint of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending January 1, 2012.	MGMT	Y	For	For
79	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	3	To approve amendments to the SanDisk Corporation 2005 Incentive Plan.	MGMT	Y	For	For
80	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	4	To approve amendments to the SanDisk Corporation 2005 Employee Stock Purchase Plan.	MGMT	Y	For	For
81	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	5	To approve an advisory resolution on Named Executive Officer compensation.	MGMT	Y	For	For
82	SanDisk Corporation	SNDK	80004C-SMH	Annual; 06/07/2011	6	To conduct an advisory vote on the frequency of future advisory votes on Named Executive Officer compensation.	MGMT	Y	For	For
83	Tidewater, Inc.	TDW	886423-OIH	Annual; 07/14/2011	1

Director: 1) M. Jay Allison; 2) James C. Day; 3) Richard T. Du Moulin; 4) Morris E. Foster; 5) J. Wayne Leonard; 6) Jon C. Madonna; 7) Joseph H. Netherland; 8) Richard A. Pattarozzi; 9) Nicholas J. Sutton; 10) Cindy B. Taylor; 11) Dean E. Taylor; 12) Jack E. Thompson.

							MGMT	Y	For	For
84	Tidewater, Inc.	TDW	886423-OIH	Annual; 07/14/2011	2	Say on pay vote - an advisory vote to approve executive compensation (as disclosed in the proxy statement).	MGMT	Y	For	For
85	Tidewater, Inc.	TDW	886423-OIH	Annual; 07/14/2011	3	Frequency vote - an advisory vote on how often the company should hold the say on pay vote.	MGMT	Y	For	For
86	Tidewater, Inc.	TDW	886423-OIH	Annual; 07/14/2011	4	Ratification of the selection of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending March 31, 2012.	MGMT	Y	For	For

Registrant: NORTHERN LIGHTS FUND TRUST - PSI Total Return Fund									Item 1, Exhibit 71
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - PSI Total Return Fund has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - Quantitative Managed Futures Strategy Fund									Item 1, Exhibit 72
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Quantitative Managed Futures Strategy Fund has not commenced operations prior to June 30, 2011.
5

Registrant: NORTHERN LIGHTS FUND TRUST - Rady Contrarian Long/Short Fund									Item 1 Exhibit 73
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Adobe Systems, Inc.	ADBE	00724F101	4/11/2011	Voluntary Election	Voluntary	Yes	For	For
2	Assured Guaranty Ltd	AGO	G0585R106	5/11/2011	Voluntary Election	Voluntary	Yes	For	For
3	Bank of America Corporation	BAC	60505104	5/11/2011	Executive Compensation	Voluntary	Yes	For	For
4	Cephalon, Inc.	CEPH	156708109	5/10/2011	Approve an Amendment	Voluntary	Yes	For	For
5	Choice Hotels International Inc.	CHH	169905106	5/5/2011	Ratify Appointment of Accountants	Voluntary	Yes	For	For
6	Concur Technologies, Inc.	CNQR	206708109	3/15/2011	Voluntary Election	Voluntary	Yes	For	For
7	Cree, Inc.	CREE	225447101	10/26/2010	Voluntary Election	Voluntary	Yes	For	For
8	Corrections Corp. of America	CXW	22025Y407	5/12/2011	Approval of Stock Incentive Plan	Voluntary	Yes	For	For
9	Dolby Laboratories, Inc.	DLB	25659T107	2/2/2011	Execution Compensation	Voluntary	Yes	For	For
10	DreamWorks Animation SKG, Inc	DWA	26153C103	4/21/2011	Voluntary Election	Voluntary	Yes	For	For
11	EQT, Inc.	EQT	26884L109	5/10/2011	Voluntary Election	Voluntary	Yes	For	For
12	Expedia, Inc.	EXPE	30212P105	6/8/2010	Voluntary Election	Voluntary	Yes	For	For
13	Fastenal Co.	FAST	311900104	4/19/2011	Voluntary Election	Voluntary	Yes	For	For
14	Fair Isaac Corp.	FICO	303250104	2/1/2011	Voluntary Election	Voluntary	Yes	For	For
15	Flir Systems, Inc.	FLIR	302445101	4/29/2011	Voluntary Election	Voluntary	Yes	For	For
16	Genco Shipping & Trading Limited	GNK	Y2685T107	5/12/2011	Voluntary Election	Voluntary	Yes	For	For
17	Microsoft Corp.	MSFT	594918104	11/16/2010	Voluntary Election	Voluntary	Yes	For	For
18	MGIC Investment Corp.	MTG	552848103	5/5/2011	Voluntary Election	Voluntary	Yes	For	For
19	Micron Technology, Inc.	MU	595112103	12/16/2010	Voluntary Election	Voluntary	Yes	For	For
20	Realty Income Corp.	O	756109104	5/3/2011	Voluntary Election	Voluntary	Yes	For	For
21	Penske Automotive Group, Inc.	PAG	70959W103	5/10/2010	Voluntary Election	Voluntary	Yes	For	For
22	Pitney Bowes, Inc.	PBI	724479100	5/9/2010	Voluntary Election	Voluntary	Yes	For	For
23	Seagate Technology	STX	G7945J104	1/18/2011	Voluntary Election	Voluntary	Yes	For	For
24	United Natural Foods, Inc.	UNFI	911163103	12/16/2010	Voluntary Election	Voluntary	Yes	For	For

Registrant: NORTHERN LIGHTS FUND TRUST - Rady Opportunistic Value Fund									Item 1 Exhibit 74
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Adobe Systems, Inc.	ADBE	00724F101	4/11/2011	Voluntary Election	Voluntary	Yes	For	For
2	Assured Guaranty Ltd	AGO	G0585R106	5/11/2011	Voluntary Election	Voluntary	Yes	For	For
3	Bank of America Corporation	BAC	60505104	5/11/2011	Executive Compensation	Voluntary	Yes	For	For
4	Cephalon, Inc.	CEPH	156708109	5/10/2011	Approve an Amendment	Voluntary	Yes	For	For
5	Choice Hotels International Inc.	CHH	169905106	5/5/2011	Ratify Appointment of Accountants	Voluntary	Yes	For	For
6	Concur Technologies, Inc.	CNQR	206708109	3/15/2011	Voluntary Election	Voluntary	Yes	For	For
7	Cree, Inc.	CREE	225447101	10/26/2010	Voluntary Election	Voluntary	Yes	For	For
8	Corrections Corp. of America	CXW	22025Y407	5/12/2011	Approval of Stock Incentive Plan	Voluntary	Yes	For	For
9	Dolby Laboratories, Inc.	DLB	25659T107	2/2/2011	Execution Compensation	Voluntary	Yes	For	For
10	DreamWorks Animation SKG, Inc	DWA	26153C103	4/21/2011	Voluntary Election	Voluntary	Yes	For	For
11	EQT, Inc.	EQT	26884L109	5/10/2011	Voluntary Election	Voluntary	Yes	For	For
12	Expedia, Inc.	EXPE	30212P105	6/8/2010	Voluntary Election	Voluntary	Yes	For	For
13	Fastenal Co.	FAST	311900104	4/19/2011	Voluntary Election	Voluntary	Yes	For	For
14	Fair Isaac Corp.	FICO	303250104	2/1/2011	Voluntary Election	Voluntary	Yes	For	For
15	Flir Systems, Inc.	FLIR	302445101	4/29/2011	Voluntary Election	Voluntary	Yes	For	For
16	Genco Shipping & Trading Limited	GNK	Y2685T107	5/12/2011	Voluntary Election	Voluntary	Yes	For	For
17	Microsoft Corp.	MSFT	594918104	11/16/2010	Voluntary Election	Voluntary	Yes	For	For
18	MGIC Investment Corp.	MTG	552848103	5/5/2011	Voluntary Election	Voluntary	Yes	For	For
19	Micron Technology, Inc.	MU	595112103	12/16/2010	Voluntary Election	Voluntary	Yes	For	For
20	Realty Income Corp.	O	756109104	5/3/2011	Voluntary Election	Voluntary	Yes	For	For
21	Penske Automotive Group, Inc.	PAG	70959W103	5/10/2010	Voluntary Election	Voluntary	Yes	For	For
22	Pitney Bowes, Inc.	PBI	724479100	5/9/2010	Voluntary Election	Voluntary	Yes	For	For
23	Seagate Technology	STX	G7945J104	1/18/2011	Voluntary Election	Voluntary	Yes	For	For
24	United Natural Foods, Inc.	UNFI	911163103	12/16/2010	Voluntary Election	Voluntary	Yes	For	For

Registrant: NORTHERN LIGHTS FUND TRUST - RAM Risk Managed-Growth Fund									Item 1 Exhibit 75
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - RAM Risk Managed-Growth Fund has not voted any proxies for the reporting period ended June 30, 2011.